Transaction and Reverse Recapitalization - Summary of Net Tangible Assets Acquired from OTR and Elements of Transaction (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Reverse recapitalization issuance costs in excess of gross proceeds	$ 6,566,821	$ 6,566,821
Add/ Less: Series A preferred stock issuance costs			$ 7,240,002
Net cash proceeds from Transaction and Maxim Private Placement		3,307,162
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs	3,443,750
OTR Acquisition Corp [Member]
Business Acquisition [Line Items]
Cash	5,643,508	5,643,508
Deferred underwriting fee payable	(3,395,389)	(3,395,389)
Derivative warrant liabilities	(2,286,379)	(2,286,379)
Net tangible assets acquired from OTR	(38,260)	(38,260)
Cash proceeds received from Maxim Private Placement		1,000,000
Gross proceeds from Transaction and Maxim Private Placement		961,740
Less: total issuance costs	(7,528,561)	(7,528,561)
Reverse recapitalization issuance costs in excess of gross proceeds		(6,566,821)
OTR Acquisition Corp [Member] | Cash Flow Adjustment [Member]
Business Acquisition [Line Items]
Add: derivative warrant liabilities assumed		2,286,379
Add: issuance of common stock to settle success fee		3,443,750
Add: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable		4,305,389
Add/ Less: Series A preferred stock issuance costs		(161,535)
Net cash proceeds from Transaction and Maxim Private Placement		3,307,162
OTR Acquisition Corp [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Derivative warrant liabilities	$ (2,286,379)	(2,286,379)
Reverse recapitalization issuance costs in excess of gross proceeds		6,566,821
Add: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable		(4,305,389)
Add/ Less: Series A preferred stock issuance costs		161,535
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs		$ 3,443,750